Employee benefits liabilities - Disclosure of fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 922	€ 90
Equity instruments	4,034	637
Fixed income securities	16,134	6,075
Investment funds	6,858	60
Insurance contracts and other	527	382
Total fair value of plan assets	28,475	7,244
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,244	0
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	732	0
Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	2,058	637
Investment funds	0	23
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	6,176	2,795
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	8,375	3,024
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,583	256
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	3,125	0
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,015	37
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,718	0
Which have a quoted market price in an active market
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	780	0
Equity instruments	2,471	0
Fixed income securities	1,212	0
Investment funds	0	0
Insurance contracts and other	18	0
Total fair value of plan assets	4,481	0
Which have a quoted market price in an active market | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,242	0
Which have a quoted market price in an active market | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	731	0
Which have a quoted market price in an active market | Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	498	0
Investment funds	0	0
Which have a quoted market price in an active market | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,212	0
Which have a quoted market price in an active market | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	0
Which have a quoted market price in an active market | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	0
Which have a quoted market price in an active market | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 0	€ 0